Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2024
Perritt MicroCap Opportunities Fund
Account Value [Line Items]
Accumulated Value	$ 14,167	$ 13,786	$ 16,210	$ 9,877	$ 11,282	$ 12,105	$ 12,863	$ 10,356	$ 9,693	$ 10,000	$ 16,655
Bloomberg US Aggregate Equity Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US Aggregate Equity Total Return Index
Accumulated Value	23,362	21,565	26,003	18,001	16,315	14,372	13,498	10,890	10,436	10,000	$ 32,181
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Index
Accumulated Value	16,006	17,506	21,490	14,251	14,270	13,603	13,355	10,446	10,034	10,000	$ 21,460
Bloomberg US Micro Cap Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US Micro Cap Total Return Index
Accumulated Value	13,451	16,834	23,550	12,736	11,206	12,426	12,175	9,596	9,587	10,000	$ 17,024
Russell Microcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Microcap Index
Accumulated Value	$ 14,167	$ 16,947	$ 21,809	$ 13,417	$ 13,008	$ 13,448	$ 13,260	$ 10,238	$ 10,083	$ 10,001	$ 19,160